Consolidated Balance Sheets - USD ($) $ in Millions	Nov. 30, 2022	Nov. 30, 2021
Current Assets
Cash and cash equivalents	$ 4,029	$ 8,939
Restricted cash	1,988	14
Short-term investments	0	200
Trade and other receivables, net	395	246
Inventories	428	356
Prepaid expenses and other	652	379
Total current assets	7,492	10,133
Property and Equipment, Net	38,687	38,107
Operating Lease Right-of-Use Assets	1,274	1,333
Goodwill	579	579
Other Intangibles	1,156	1,181
Other Assets	2,515	2,011
Assets	51,703	53,344
Current Liabilities
Short-term borrowings	200	2,790
Current portion of long-term debt	2,393	1,927
Current portion of operating lease liabilities	146	142
Accounts payable	1,050	797
Accrued liabilities and other	1,942	1,641
Customer deposits	4,874	3,112
Total current liabilities	10,605	10,408
Long-Term Debt	31,953	28,509
Long-Term Operating Lease Liabilities	1,189	1,239
Other Long-Term Liabilities	891	1,043
Commitments and Contingencies
Shareholders’ Equity
Additional paid-in capital	16,872	15,292
Retained earnings	269	6,448
Accumulated other comprehensive income (loss) (“AOCI”)	(1,982)	(1,501)
Treasury stock, 130 shares at 2022 and 2021 of Carnival Corporation and 72 shares at 2022 and 67 shares at 2021 of Carnival plc, at cost	(8,468)	(8,466)
Total shareholders’ equity	7,065	12,144
Liabilities and Shareholders' Equity	51,703	53,344
Common stock
Shareholders’ Equity
Common stock	12	11
Ordinary shares
Shareholders’ Equity
Common stock	$ 361	$ 361